Condensed financial information of the parent company - Balance sheets (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 124,231	$ 1,533,237	$ 3,196,990	$ 319,093
Prepayments	5,662,225	7,720,452	213,596
Other receivables	146,354	148,894	238,383
Total current assets	73,172,658	50,275,934	45,698,915
OTHER ASSETS
Total assets	85,858,922	63,349,434	51,351,317
CURRENT LIABILITIES
Loans from third parties	5,883,582	5,013,117	2,449,048
Other payables - related parties	3,355,418	2,234,980	1,245,864
Convertible debenture, net of issuance cost and discount of $6,958 and $131,688 as of December 31, 2020 and June 30, 2020, respectively	2,993,042	4,768,312	0
Total current liabilities	49,853,914	32,735,590	22,828,865
Total liabilities	53,725,958	36,522,598	26,826,103
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, $0.01 par value, 50,000,000 shares authorized, 23,971,084 and 21,964,027 share issued and outstanding as of June 30, 2020 and 2019, respectively	358,790	239,711	219,640
Additional Paid in Capital	28,284,081	15,765,411	11,031,937
Deferred share compensation	(134,000)	(47,708)	0
Statutory reserves	1,736,780	1,670,367	1,496,642
Retained earnings	(2,615,953)	7,034,899	12,085,566
Accumulated other comprehensive loss	1,059,439	(856,218)	(308,571)
Total China Xiangtai Food Co., Ltd. shareholders' equity	28,689,138	23,806,462	24,525,214
NONCONTROLLING INTERESTS	3,443,826	3,020,374	0
Total equity	32,132,964	26,826,836	24,525,214	$ 14,033,535	$ 10,131,873
Total liabilities and shareholders' equity	$ 85,858,922	63,349,434	51,351,317
Reportable Legal Entities [Member] | Parent Company [Member]
CURRENT ASSETS
Cash and cash equivalents		163,640	0
Prepayments		18,406	0
Other receivables		28,940	0
Intercompany Receivables		9,963,384	6,623,561
Total current assets		10,174,370	6,623,561
OTHER ASSETS
Investment in subsidiary		19,713,942	18,554,729
Total assets		29,888,312	25,178,290
CURRENT LIABILITIES
Loans from third parties		500,000	0
Other payables - related parties		423,416	257,384
Convertible debenture, net of issuance cost and discount of $6,958 and $131,688 as of December 31, 2020 and June 30, 2020, respectively		4,768,312	0
Accrued expenses		390,122	167,765
Intercompany Payables		0	227,927
Total current liabilities		6,081,850	653,076
Total liabilities		6,081,850	653,076
SHAREHOLDERS' EQUITY
Ordinary shares, $0.01 par value, 50,000,000 shares authorized, 23,971,084 and 21,964,027 share issued and outstanding as of June 30, 2020 and 2019, respectively		239,711	219,640
Additional Paid in Capital		15,765,411	11,031,937
Deferred share compensation		(47,708)	0
Statutory reserves		1,670,367	1,496,642
Retained earnings		7,034,899	12,085,566
Accumulated other comprehensive loss		(856,218)	(308,571)
Total China Xiangtai Food Co., Ltd. shareholders' equity		23,806,462	24,525,214
Total liabilities and shareholders' equity		$ 29,888,312	$ 25,178,290